UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-06071

DWS Institutional Funds

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/07

ITEM 1.           REPORT TO STOCKHOLDERS

Cash Management Fund Institutional

Semiannual Report
to Shareholders

June 30, 2007

Contents

Cash Management Fund  Institutional

click here Information About Your Fund's Expenses

click here Portfolio Summary

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

Cash Management Portfolio

click here Investment Portfolio

click here Financial Statements

click here Financial Highlights

click here Notes to Financial Statements

click here Account Management Resources

click here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2007 to June 30, 2007).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2007
Actual Fund Return*
Beginning Account Value 1/1/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,025.80
Expenses Paid per $1,000**	$ 1.16
Hypothetical 5% Fund Return*
Beginning Account Value 1/1/07	$ 1,000.00
Ending Account Value 6/30/07	$ 1,023.65
Expenses Paid per $1,000**	$ 1.15
* Expenses include amounts allocated proportionally from the master portfolio.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio
Cash Management Fund Institutional	.23%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation	6/30/07	12/31/06

Short-Term Notes	38%	31%
Commercial Paper	35%	25%
Certificates of Deposit and Bank Notes	16%	31%
Time Deposits	3%	6%
Funding Agreements	3%	3%
Promissory Notes	3%	1%
Master Notes	2%	1%
Repurchase Agreements	—	1%
Asset Backed	—	1%
	100%	100%
Weighted Average Maturity

Cash Management Fund Institutional	38 days	35 days
First Tier Institutional Money Fund Average*	42 days	41 days
* The Fund is compared to its respective iMoneyNet category: First Tier Institutional Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see page 18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calender quarter-end on or after the 15th day following quarter-end. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments in Cash Management Portfolio, at value	$ 2,278,247,205
Receivable for Fund shares sold	3,000
Due from Advisor	93,049
Other assets	38,451
Total assets	2,278,381,705
Liabilities
Dividends payable	1,392,909
Accrued administration fee	117,182
Payable for Fund shares redeemed	222
Other accrued expenses and payables	74,072
Total liabilities	1,584,385
Net assets, at value	$ 2,276,797,320
Net Assets
Net assets consist of: Undistributed net investment income	76,207
Accumulated net realized gain (loss)	(75,954)
Paid-in capital	2,276,797,067
Net assets, at value	$ 2,276,797,320
Net Asset Value
Net Asset Value, offering and redemption price per share ($2,276,797,320 ÷ 2,276,796,960 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Total investment income allocated from the Cash Management Portfolio: Interest	$ 59,662,171
Expenses*	(1,907,424)
Net investment income allocated from the Cash Management Portfolio	57,754,747
Expenses:
Administration fee	1,110,261
Service to shareholders	68,816
Distribution service fees	680,962
Audit fees	13,772
Legal fees	36,206
Trustees' fees and expenses	6,146
Reports to shareholders	19,337
Registration fees	15,063
Other	19,753
Total expenses before expense reductions	1,970,316
Expense reductions	(1,309,323)
Total expenses after expense reductions	660,993
Net investment income	57,093,754
Net realized gain (loss) from investments	3,515
Net increase (decrease) in net assets resulting from operations	$ 57,097,269
* For the six months ended June 30, 2007, the Advisor to the Cash Management Portfolio waived fees, of which $190,331 was allocated to the Fund on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income	57,093,754	120,431,479
Net realized gain (loss) on investment transactions	3,515	(79,469)
Net increase (decrease) in net assets resulting from operations	57,097,269	120,352,010
Distributions to shareholders from: Net investment income	(57,093,754)	(120,431,479)
Fund share transactions: Proceeds from shares sold	17,974,911,976	40,411,761,306
Reinvestment of distributions	44,051,413	96,527,839
Cost of shares redeemed	(18,082,388,861)	(40,400,659,105)
Net increase (decrease) in net assets from Fund share transactions	(63,425,472)	107,630,040
Increase (decrease) in net assets	(63,421,957)	107,550,571
Net assets at beginning of period	2,340,219,277	2,232,668,706
Net assets at end of period (including undistributed net investment income of $76,207 and $76,207, respectively)	$ 2,276,797,320	$ 2,340,219,277
Other Information
Shares outstanding at beginning of period	2,340,222,432	2,232,592,392
Shares sold	17,974,911,976	40,411,761,306
Shares issued to shareholders in reinvestment of distributions	44,051,413	96,527,839
Shares redeemed	(18,082,388,861)	(40,400,659,105)
Net increase (decrease) in Fund shares	(63,425,472)	107,630,040
Shares outstanding at end of period	2,276,796,960	2,340,222,432

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (loss) from investment operations: Net investment income	.026	.048	.031	.012	.010	.017
Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—	—
Total from investment operations	.026	.048	.031	.012	.010	.017
Less distributions from: Net investment income	(.026)	(.048)	(.031)	(.012)	(.010)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[c]	2.58**	4.91	3.10	1.21	1.01	1.67
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,277	2,340	2,233	2,154	3,640	3,818
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.37*	.33	.27	.26	.26	.25
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.23*	.23	.23	.23	.23	.23
Ratio of net investment income (loss) (%)	5.14*	4.81	3.04	1.17	1.01	1.67
[a] For the six months ended June 30, 2007 (Unaudited). [b] Amount is less than $.0005. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Management Fund Institutional (the ``Fund'') is a series of DWS Institutional Funds (the ``Trust''), which is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a Massachusetts business trust. The Fund is one of several funds the Trust offers to investors.

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Cash Management Portfolio (the ``Portfolio''), an open-end management investment company registered under the 1940 Act and advised by Deutsche Investment Management Americas Inc. (``DIMA'' or the ``Advisor''). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

At June 30, 2007, the Fund owned approximately 21% of the Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's financial statements which accompany this report.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2006, the Fund had a tax basis capital loss carryforward of approximately $79,500, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2014, the expiration date, whichever occurs first.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Fund's financial statements.

Distribution of Income. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the master portfolio.

For the period from January 1, 2007 through May 13, 2010, DIMA has contractually agreed to waive a portion of their fees and/or reimburse expenses of the Fund to the extent necessary to maintain total operating expenses at 0.23% of the Fund's average daily net assets including expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, proxy, taxes, brokerage, interest and organizational and offering expenses).

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the six months ended June 30, 2007, the Advisor waived a portion of its Administration fee as follows:

	Total Aggregated	Waived	Unpaid at June 30, 2007	Annualized Effective Rate
Cash Management Fund Institutional	$ 1,110,261	$ 559,461	$ 117,182.05%

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. The amount charged to the Fund by DWS-SISC aggregated $68,900, all of which was waived.

In addition, DWS Scudder Distributors, Inc. ("DWS-SDI") also an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Institutional Class shareholders at an annual rate of up to 0.25% of average daily net assets. DWS-SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firm services. For the six months ended June 30, 2007, the Service Fee was as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Fund Institutional	$ 680,962	$ 680,962.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2007, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,996, of which $5,385 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2007 (Unaudited)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.9%
ABN AMRO Bank NV, 5.31%, 8/16/2007	115,000,000	115,000,000
Banco Bilbao Vizcaya Argentaria SA, 5.305%, 7/23/2007	98,000,000	98,000,296
Bank of America NA, 5.25%, 9/7/2007	56,500,000	56,500,000
Bank of Montreal, 5.315%, 8/14/2007	114,000,000	114,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd.:
5.34%, 7/19/2007	190,000,000	190,000,000
5.35%, 7/25/2007	148,000,000	148,000,000
Barclays Bank PLC:
5.31%, 8/16/2007	158,000,000	158,000,000
5.31%, 11/1/2007	75,000,000	74,998,239
Calyon, 5.325%, 8/31/2007	28,000,000	28,003,147
Credit Agricole SA, 5.31%, 11/13/2007	27,500,000	27,498,996
Credit Industrial Et Commercial, 5.33%, 8/21/2007	50,000,000	50,000,349
Credit Suisse, 5.307%, 11/2/2007	26,000,000	25,999,782
Depfa Bank PLC, 5.31%, 8/9/2007	58,500,000	58,500,000
Mizuho Corporate Bank:
5.31%, 7/2/2007	40,000,000	40,000,000
5.31%, 7/16/2007	30,000,000	30,000,000
5.32%, 7/19/2007	72,700,000	72,700,000
5.32%, 7/25/2007	86,500,000	86,500,000
5.33%, 8/20/2007	80,000,000	80,000,000
Norinchukin Bank:
5.27%, 9/10/2007	54,800,000	54,800,000
5.35%, 7/10/2007	15,000,000	15,000,000
5.35%, 8/27/2007	34,800,000	34,800,583
Societe Generale, 5.34%, 7/19/2007	90,000,000	90,000,000
Swedbank AB, 5.42%, 8/31/2007	6,000,000	5,999,551
UBS AG:
5.29%, 7/2/2007	52,500,000	52,500,000
5.3%, 7/2/2007	25,000,000	25,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,731,800,943)		1,731,800,943

Commercial Paper** 34.3%
Alliance & Leicester PLC, 5.235%, 8/10/2007	75,000,000	74,563,750
ANZ National International Ltd., 5.235%, 8/20/2007	100,000,000	99,272,917
AstraZeneca PLC:
5.255%, 9/18/2007	115,200,000	113,871,536
5.275%, 9/24/2007	75,000,000	74,065,885
Bank of America Corp.:
5.224%, 9/24/2007	35,000,000	34,568,294
5.23%, 8/15/2007	100,000,000	99,346,250
5.265%, 9/28/2007	50,000,000	49,349,188
Caisse Nationale Des Caisses D'Epargne et Prevoyan, 5.168%, 11/13/2007	75,000,000	73,546,500
Cancara Asset Securitization LLC, 5.32%, 7/26/2007	30,291,000	30,179,092
Carrera Capital Finance LLC, 5.245%, 7/9/2007	10,000,000	9,988,344
Cedar Springs Capital Co., LLC:
5.255%, 7/20/2007	21,149,000	21,090,344
5.28%, 9/12/2007	46,000,000	45,507,493
5.285%, 8/20/2007	14,145,000	14,041,172
5.295%, 7/11/2007	40,202,000	40,142,870
Charta, LLC, 5.275%, 8/15/2007	79,000,000	78,479,094
CHI Catholic Health Initiatives, 5.33%, 8/7/2007	60,000,000	60,000,000
Cobbler Funding LLC:
5.24%, 7/27/2007	22,696,000	22,610,108
5.245%, 7/25/2007	36,000,000	35,874,120
5.26%, 9/10/2007	49,500,000	48,986,493
5.28%, 9/17/2007	25,000,000	24,714,000
Compass Securitization LLC, 5.3%, 7/20/2007	60,000,000	59,832,167
Danske Corp., 5.165%, 11/9/2007	100,000,000	98,120,514
Depfa Bank PLC, 5.12%, 8/24/2007	20,000,000	19,846,400
Five Finance, Inc., 5.21%, 7/24/2007	27,000,000	26,910,128
Giro Balanced Funding Corp.:
5.255%, 7/19/2007	40,000,000	39,894,900
5.255%, 7/20/2007	50,000,000	49,861,326
5.3%, 7/11/2007	30,456,000	30,411,162
5.31%, 7/20/2007	75,000,000	74,789,812
Giro Funding US Corp.:
5.255%, 7/24/2007	132,362,000	131,917,613
5.26%, 8/31/2007	30,000,000	29,732,617
5.265%, 9/7/2007	20,000,000	19,801,100
5.275%, 8/30/2007	31,638,000	31,359,849
Grampian Funding Ltd.:
5.175%, 10/10/2007	80,000,000	78,838,500
5.21%, 7/25/2007	14,000,000	13,951,373
Greyhawk Funding LLC, 5.3%, 7/20/2007	158,500,000	158,056,640
Irish Life & Permanent PLC:
5.195%, 7/16/2007	38,200,000	38,117,313
5.195%, 7/20/2007	34,000,000	33,906,779
Jupiter Securitization Corp., 5.3%, 7/18/2007	100,000,000	99,749,722
K2 (USA) LLC, 5.145%, 8/8/2007	30,000,000	29,837,075
KFW International Finance, Inc., 5.185%, 10/9/2007	6,000,000	5,913,583
Lake Constance Funding LLC, 5.26%, 9/5/2007	45,000,000	44,566,050
Liberty Street Funding:
5.24%, 7/24/2007	25,000,000	24,916,306
5.26%, 7/5/2007	5,000,000	4,997,078
Mane Funding Corp., 5.26%, 8/7/2007	15,357,000	15,273,978
MetLife, Inc.:
5.23%, 8/15/2007	32,799,000	32,584,577
5.26%, 8/15/2007	26,474,000	26,299,933
Morrigan TRR Funding LLC:
5.29%, 9/12/2007	80,000,000	79,141,844
5.355%, 7/23/2007	72,000,000	71,764,380
5.375%, 7/23/2007	73,300,000	73,059,230
Nationwide Building Society, 5.24%, 7/5/2007	10,000,000	9,994,178
Nieuw Amsterdam Receivables Corp.:
5.24%, 7/23/2007	51,619,000	51,453,704
5.28%, 8/8/2007	80,727,000	80,277,082
Northern Rock PLC, 5.235%, 8/13/2007	40,000,000	39,749,883
Perry Global Funding LLC:
Series A, 5.17%, 10/25/2007	63,693,000	62,631,945
Series A, 5.23%, 12/21/2007	22,981,000	22,403,417
Series A, 5.27%, 9/26/2007	81,705,000	80,664,419
Siemens Captal Co., LLC, 5.27%, 9/27/2007	271,200,000	267,706,341
Simba Funding Corp.:
5.24%, 8/17/2007	65,742,000	65,292,252
5.26%, 9/10/2007	20,188,000	19,978,572
5.265%, 9/20/2007	39,519,000	39,050,848
Societe Generale North America, Inc., 5.17%, 11/9/2007	52,000,000	51,021,721
Stony Point Capital Co., LLC:
5.32%, 7/2/2007	75,000,000	74,988,917
5.33%, 7/13/2007	35,603,000	35,539,745
SwedBank AB:
5.19%, 10/11/2007	64,000,000	63,058,880
5.255%, 7/10/2007	92,000,000	91,879,135
Swedish National Housing Finance Corp., 5.31%, 8/13/2007	40,000,000	39,746,300
UBS Finance LLC, 5.19%, 10/5/2007	80,800,000	79,681,728
Valcour Bay Capital Co., LLC:
5.3%, 7/13/2007	35,169,000	35,106,868
5.31%, 8/16/2007	14,000,000	13,905,010
5.28%, 9/13/2007	20,000,000	19,782,933
Total Commercial Paper (Cost $3,737,563,277)		3,737,563,277

Master Notes 1.8%
The Bear Stearns Companies, Inc.:
5.475%*, 7/2/2007 (a)	125,000,000	125,000,000
5.505%*, 7/2/2007 (a)	75,000,000	75,000,000
Total Master Notes (Cost $200,000,000)		200,000,000

Government & Agency Obligations 0.2%
Federal Home Loan Mortgage Corp., 5.35%, 3/26/2008 (Cost $20,290,000)	20,290,000	20,290,000

Funding Agreements* 3.0%
Genworth Life Insurance Co.:
5.415%, 1/25/2008	75,000,000	75,000,000
5.42%, 9/4/2007	105,000,000	105,000,000
5.42%, 3/3/2008	20,000,000	20,000,000
Metlife Insurance Co., 5.409%, 3/31/2008	30,000,000	30,000,000
New York Life Insurance Co., 5.42%, 9/18/2007	100,000,000	100,000,000
Total Funding Agreements (Cost $330,000,000)		330,000,000

Asset Backed 0.2%
Steers Mercury III Trust, 144A, 5.34%*, 5/27/2048 (Cost $24,765,785)	24,765,785	24,765,785

Promissory Notes 2.5%
The Goldman Sachs Group, Inc.:
5.37%*, 1/18/2008	100,000,000	100,000,000
5.38%*, 10/19/2007	170,000,000	170,000,000
Total Promissory Notes (Cost $270,000,000)		270,000,000

Short-Term Notes* 38.1%
AIG-FP Matched Funding Corp., 5.31%, 12/17/2007	31,500,000	31,500,647
Alliance & Leicester PLC, 5.33%, 7/8/2008	20,000,000	20,000,000
Allied Irish Banks PLC, 144A, 5.338%, 7/18/2008	118,400,000	118,400,000
American Express Bank FSB:
5.28%, 2/8/2008	80,000,000	80,000,000
5.29%, 11/8/2007	64,000,000	63,997,766
American Express Centurion Bank:
5.29%, 9/13/2007	50,000,000	50,000,000
5.29%, 11/6/2007	175,000,000	175,000,000
American Honda Finance Corp.:
5.32%, 3/20/2008	25,000,000	25,000,000
5.325%, 10/30/2007	60,000,000	60,000,000
144A, 5.43%, 7/11/2008	8,000,000	8,008,751
144A, 5.46%, 9/27/2007	25,000,000	25,007,695
Australia & New Zealand Banking Group Ltd., 5.34%, 5/22/2008	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA, 5.376%, 4/17/2008	175,050,000	175,107,894
Banco Espanol de Credito SA, 144A, 5.334%, 4/18/2008	122,000,000	122,000,000
Bank of America NA, 5.315%, 5/16/2008	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi-UFJ, Ltd., 5.41%, 8/23/2007	50,000,000	50,005,979
BellSouth Corp., 5.485%, 11/15/2007	23,000,000	23,011,704
BMW US Capital LLC, 144A, 5.34%, 4/15/2010	10,000,000	10,000,000
BNP Paribas:
5.29%, 10/3/2007	75,000,000	74,993,683
5.31%, 7/25/2008	20,000,000	20,000,000
5.325%, 5/7/2008	15,000,000	15,000,000
Caisse Nationale des Caisses d'Epargne et de Prevoyance, 144A, 5.326%, 6/2/2008	42,000,000	42,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.359%, 5/12/2008	75,000,000	75,000,000
Calyon:
5.26%, 10/3/2007	75,000,000	74,993,311
5.3%, 9/13/2007	48,000,000	47,997,602
144A, 5.33%, 7/21/2008	121,000,000	121,000,000
Canadian Imperial Bank of Commerce:
5.39%, 10/26/2007	100,000,000	99,992,748
5.41%, 6/9/2008	24,750,000	24,750,000
Carrera Capital Finance LLC, 5.31%, 8/24/2007	70,000,000	70,000,000
Citigroup Global Markets Holdings, Inc., 5.43%, 8/16/2007	50,000,000	50,006,871
Commonwealth Bank of Australia, 5.32%, 5/23/2008	40,000,000	40,000,000
Danske Bank AS, 144A, 5.29%, 7/18/2008	118,000,000	117,990,466
DNB NOR Bank ASA, 5.32%, 5/23/2008	50,000,000	50,000,000
General Electric Capital Corp.:
5.28%, 8/19/2011	60,000,000	60,000,000
5.4%, 3/4/2008	95,000,000	95,044,538
HSBC Finance Corp.:
5.33%, 2/6/2012	75,000,000	75,000,000
5.37%, 5/23/2008	25,000,000	25,000,000
HSH Nordbank AG:
5.29%, 3/25/2008	40,000,000	39,994,240
144A, 5.33%, 7/18/2008	85,000,000	85,000,000
International Business Machine Corp., 5.33%, 12/8/2010	86,000,000	86,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	55,000,000	55,000,000
K2 (USA) LLC:
144A, 5.3%, 7/16/2007	40,000,000	39,999,995
5.309%, 1/31/2008	30,000,000	29,998,332
Links Finance LLC:
5.315%, 4/28/2008	20,000,000	19,998,397
144A, 5.325%, 8/15/2007	39,000,000	39,001,168
144A, 5.33%, 2/25/2008	14,000,000	13,999,512
M&I Marshall & Ilsley Bank, 5.32%, 6/13/2008	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.05%, 7/6/2007	35,000,000	35,000,327
5.29%, 7/27/2007	5,000,000	5,000,000
5.3%, 7/17/2008	25,000,000	25,000,000
5.3%, 8/24/2011	90,000,000	90,000,000
5.33%, 9/15/2010	55,000,000	55,000,000
5.4%, 2/3/2009	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.31%, 2/19/2008	23,000,000	23,000,000
Morgan Stanley:
5.34%, 9/5/2007	140,000,000	140,000,000
5.34%, 12/14/2007	40,000,000	40,000,000
5.435%, 9/10/2007	130,000,000	130,000,000
Natixis SA, 5.42%, 8/31/2007	75,000,000	75,000,000
Nordea Bank AB, 5.31%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC:
144A, 5.325%, 10/22/2007	90,000,000	90,000,000
5.34%, 11/5/2007	30,000,000	30,000,000
Parkland (USA) LLC, 5.325%, 10/31/2007	20,000,000	19,998,663
Premier Asset Collateralized Entity LLC, 144A, 5.325%, 1/30/2008	30,000,000	29,998,249
Pyxis Master Trust, Series 2007-6, 144A, 5.38%, 9/6/2014	37,000,000	37,000,000
Skandinaviska Enskilda Banken:
5.272%, 7/6/2007	32,000,000	31,999,832
5.32%, 2/9/2011	10,000,000	10,000,000
Societe Generale, 5.27%, 3/25/2008	35,500,000	35,493,575
Tango Finance Corp.:
144A, 5.29%, 9/24/2007	50,000,000	49,998,842
144A, 5.29%, 10/3/2007	25,000,000	24,999,355
The Goldman Sachs Group, Inc., 5.475%, 10/5/2007	55,000,000	55,022,234
Toyota Motor Credit Corp.:
5.3%, 2/11/2008	100,000,000	100,000,000
5.302%, 6/30/2008	80,000,000	80,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 6/13/2008	75,000,000	75,000,000
144A, 5.34%, 5/2/2008	20,000,000	19,998,355
UniCredito Italiano SpA, 5.33%, 9/11/2007	10,000,000	9,999,756
Total Short-Term Notes (Cost $4,153,310,487)		4,153,310,487

Time Deposits 3.1%
Caixa Geral de Depositos, 5.375%, 7/2/2007	100,000,000	100,000,000
Fortis Bank SA, 5.343%, 7/2/2007	231,922,312	231,922,312
Total Time Deposits (Cost $331,922,312)		331,922,312
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $10,799,652,804)+	99.1	10,799,652,804
Other Assets and Liabilities, Net	0.9	100,834,879
Net Assets	100.0	10,900,487,683
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2007.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $10,799,652,804.
(a) Reset date; not a maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2007 (Unaudited)
Assets
Investments in securities, valued at amortized cost	$ 10,799,652,804
Receivable for investments sold	50,125,513
Interest receivable	52,039,028
Other assets	419,595
Total assets	10,902,236,940
Liabilities
Cash overdraft	240,991
Accrued advisory fee	1,040,683
Accrued administration fee	282,065
Other accrued expenses and payables	185,518
Total liabilities	1,749,257
Net assets, at value	$ 10,900,487,683

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2007 (Unaudited)
Investment Income
Income: Interest	$ 250,559,354
Expenses: Advisory fee	6,875,728
Administration fee	1,401,778
Custodian fee	226,425
Auditing	25,340
Legal	4,219
Trustees' fees and expenses	136,290
Other	224,518
Total expenses before expense reductions	8,894,298
Expense reductions	(946,500)
Total expenses after expense reductions	7,947,798
Net investment income	242,611,556
Net realized gain (loss) from investments	15,008
Net increase (decrease) in net assets resulting from operations	$ 242,626,564

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Operations: Net investment income	$ 242,611,556	$ 410,705,445
Net realized gain (loss) on investment transactions	15,008	(284,968)
Net increase (decrease) in net assets resulting from operations	242,626,564	410,420,477
Capital transaction in shares of beneficial interest: Proceeds from capital invested	42,894,522,885	100,741,342,219
Value of capital withdrawn	(41,113,505,675)	(102,206,284,505)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	1,781,017,210	(1,464,942,286)
Increase (decrease) in net assets	2,023,643,774	(1,054,521,809)
Net assets at beginning of period	8,876,843,909	9,931,365,718
Net assets at end of period	$ 10,900,487,683	$ 8,876,843,909

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2007[a]	2006	2005	2004	2003	2002
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,900	8,877	9,931	9,812	12,550	11,237
Ratio of expenses before expense reductions (%)	.19*	.20	.21	.21	.21	.20
Ratio of expenses after expense reductions (%)	.17*	.18	.18	.18	.18	.18
Ratio of net investment income (%)	5.19*	4.83	3.08	1.22	1.04	1.71
Total Return (%)[b,c]	2.61**	4.97	3.15	1.26	1.06	1.72
[a] For the six months ended June 30, 2007 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Cash Management Portfolio (the ``Portfolio'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio's securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio's financial statements.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the master portfolio.

Effective May 14, 2007, under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets accrued daily and payable monthly, at the following annual rates:

First $5.5 billion of the Fund's average daily net assets	.150%
Next $5 billion of such net assets	.135%
Over $10.5 billion of such net assets	.120%

Prior to May 14, 2007, the Portfolio paid the Advisor an annual fee of 0.15%, based on its average daily net assets, calculated daily and paid monthly.

For the period from January 1, 2007 through May 13, 2007, the Advisor contractually agreed to waive a portion of their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to maintain total operating expenses at 0.18% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to shareholders.

For the period from May 14, 2007 through July 29, 2010, the Advisor has contractually agreed to maintain total operating expenses at 0.15% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2007 the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Portfolio	$ 6,875,728	$ 912,475.13%

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration fee of $1,401,778, of which $282,065 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C. Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the six months ended June 30, 2007, the Portfolio's custodian fees were reduced by $34,025 for custody credits earned.

D. Line of Credit

The Portfolio and other affiliated funds (the ``Participants'') share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

E. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site

moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-scudder.com (800) 621-1148
Nasdaq Symbol	BICXX
CUSIP Number	23339C 834
Fund Number	541

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the DWS Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

September 2006

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 24, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 24, 2007